Balance Sheet Components - Aggregate Depreciation and Amortization Related to Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Balance Sheet Components
Depreciation and amortization on property, plant and equipment	$ 8,009	$ 7,805	$ 6,791
Depreciation on capital lease equipment	$ 178	$ 122	$ 81